In-process Revenue Contracts	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
In-process Revenue Contracts
9.	In-process Revenue Contracts

In August 2015, the Company agreed to acquire 12 modern Suezmax tankers from Principal Maritime (see note 21). As part of the Company’s acquisition of these vessels, the Company assumed three time-charter contracts with terms that were less favorable than the then prevailing market terms. As at December 31, 2015, the Company has a liability based on the estimated fair value of the contracts. The Company is amortizing this liability over the estimated remaining term of the contracts which expire in 2016. These contracts are estimated and amortized on a weighted basis based on the projected revenue to be earned under each contract.

Amortization of in-process revenue contracts for the year ended December 31, 2015 was $4.8 million (2014 - $nil million, 2013 - $nil), which is included in other revenues (note 23) on the consolidated statements of income (loss). The contracts are expected to be fully amortized in the first quarter of 2016.